ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following as of March 31, 2026 and December 31, 2025:

	2026	2025
Trade accounts receivable	$804,044	$1,660,168
Less: allowance for credit losses	(232,206)	(203,960)
Total accounts receivable	$571,838	$1,456,208
5.

5.ACCOUNTS RECEIVABLE

Accounts receivable consists of the following at December 31, 2025 and December 31, 2024:

	2025	2024
Trade accounts receivable	$1,660,168	$1,907,196
Less: allowance for credit losses	(203,960)	(173,267)
Total accounts receivable	$1,456,208	$1,733,929